    As filed with the Securities and Exchange Commission on October 13, 2004

   Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       POST-EFFECTIVE AMENDMENT No. 20 [X]

                                     and/or
         REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 22 [X]

                              SCHRODER SERIES TRUST
                  875 Third Avenue, 22nd Floor, New York, New York 10022
                                 (212) 641-3800

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                         875 Third Avenue, 22nd Floor,
                            New York, New York 10022

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

 It is proposed that this filing will become effective (check appropriate box):
 [_]  Immediately upon filing pursuant   [_]  On (date) pursuant to
      to paragraph (b)                        paragraph (b)
 [_]  60 days after filing pursuant      [_]  On (date) pursuant to
      to paragraph (a)(1)                     paragraph (a)(1)
 [X]  75 days after filing pursuant      [_]  On (date) pursuant to paragraph
      to paragraph (a)(2)                     (a)(2) of Rule 485.
 If appropriate, check the following box:
 [_]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this registration statement becomes effective.

[SCHRODERS LOGO]

--------------------------------------------------------------------------------

PROSPECTUS
DECEMBER __, 2004

SCHRODER ENHANCED INCOME FUND

Investor Shares

This Prospectus describes SCHRODER ENHANCED INCOME FUND, a mutual fund offered by Schroder Series Trust and managed by Schroder Investment Management North
America Inc. ("Schroders").

Schroder Enhanced Income Fund seeks a high level of total return, consistent with the preservation of capital and reasonable liquidity. The Fund invests in
U.S. government and agency securities and other U.S. dollar-denominated investment-grade fixed income securities. Schroders expects under current market conditions that the dollar weighted average portfolio duration of the Fund will typically be from three to six months, although Schroders may extend the Fund's dollar weighted average portfolio duration to as long as 1.5 years.

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully. You can call the Schroder Mutual Funds at (800)
464-3108 to find out more about the Fund and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                              SCHRODER SERIES TRUST

                                      -2-

SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Enhanced Income Fund (the "Fund"), a series of Schroder Series Trust (the "Trust"). Schroder Investment Management
North America Inc. ("Schroders") serves as investment adviser to the Fund.

SCHRODER ENHANCED INCOME FUND

o    INVESTMENT OBJECTIVE. To seek high total return, consistent with the preservation of capital and reasonable liquidity.

o    PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a diversified portfolio of U.S. dollar-denominated fixed income securities. The Fund will normally invest at least 80% of its total assets in income-producing obligations, which may include, for example:

          o    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          o    debt securities of domestic or foreign corporations;

          o    mortgage-backed and other asset-backed securities;

          o    obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises;

          o    obligations of international agencies or supranational entities;

          o    commercial paper and master demand notes;

          o    preferred securities; and

          o    short-term investments, such as repurchase agreements, money market securities, bank certificates of deposit, fixed time deposits, and bankers' acceptances.

The Fund may make investments in foreign securities denominated in the U.S.
dollar.

Schroders expects under current market conditions that the dollar weighted average portfolio duration of the Fund will typically be from three to six months, although Schroders may extend the Fund's dollar weighted average portfolio duration to as long as 1.5 years, in response to economic, market, or other conditions. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund is not a money market fund and is not subject to the portfolio quality, maturity and other requirements of money market funds.

The Fund may make use of derivative instruments, such as options, futures contracts, or swap agreements, for purposes of hedging or reducing risk of the investments by the Fund. The Fund may enter into so-called credit default swaps, through which it might increase or reduce its exposure to a particular type of security or to a particular issuer, without actually buying or selling securities.

The Fund expects to invest only in securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities and in securities of "investment grade," which means that the securities either have been rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's
Rating Service, or Fitch Investors Service, Inc.), or Schroders has determined the securities to be of comparable quality. The Fund expects to invest no more than 25% of its total assets in securities that are rated below Aa3 (or the equivalent) by a nationally recognized statistical rating organization, and the
Fund expects to invest no more than 10% of its total assets in securities that are rated below A3 (or the equivalent) by a nationally recognized statistical rating organization. The Fund expects not to invest in money market securities that have a short-term rating lower than A2 (or the equivalent) by a nationally recognized statistical rating organization. The Fund expects that the dollar weighted average rating of the securities owned by the Fund

                                      -3-

will be at least Aa2 (or the equivalent), considering unrated securities of the
U.S. government and its agencies and instrumentalities to be rated AAA. In the event that different nationally recognized rating organizations have given different ratings to securities owned by the Fund, the higher rating will be used for purposes of determining whether the Fund has complied with these limitations.

o    PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o   INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the
         Fund may have to reinvest the proceeds in lower-yielding investments.

     o   CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

     o   INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

     o   MORTGAGE RISK. Mortgage-backed investments tend to increase in value less than other debt securities when interest rates decline, and their values become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest prepayments on mortgage-backed investments in lower-yielding investments.

     o   U.S. GOVERNMENT SECURITIES RISK. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not supported by the full faith and credit of the United States, but are rather supported by the right of the issuer to borrow from the U.S.
         government or are supported only by the credit of the issuer itself.

     o   FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries.

     o   DERIVATIVES RISK. Derivative transactions may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund. For performance information with respect to other similar investment accounts managed by Schroders, see the Statement of
Additional Information.

                                      -4-

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
INVESTOR SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases               None
        Maximum Deferred Sales Load                           None
        Maximum Sales Load Imposed on Reinvested Dividends    None
        Redemption Fee                                        None
        Exchange Fee                                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

     Management Fees(1)                                       0.25%
     Distribution (12b-1) Fees                                None
     Other Expenses(2)                                        0.53%
     Total Annual Fund Operating Expenses                     0.78%
     Less: Fee Waiver and/or
         Expense Limitation(3)                               (0.38)%
     Net Expenses                                             0.40%

        (1) Management Fees for the Fund include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Fund also pays administrative fees directly to SEI
        Investments Global Funds Services, and those fees are included under
        "Other Expenses."

        (2) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

        (3) The Net Expenses shown for the Fund reflects the effect of contractually imposed fee waivers and/or expense limitations, in effect through October 31, 2005, on the Total Annual Fund Operating Expenses of
        the Fund. In order to limit the expenses of the Fund's Investor Shares,
        Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until October 31, 2005 to the extent that the Total Annual Fund Operating Expenses of the Fund allocable to its Investor Shares exceeds the annual rate of 0.40% of the average daily net assets attributable to the Fund's Investor Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment earns a 5%
return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net
Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------------ ------------------------
        1 Year                   3 Years
------------------------ ------------------------
          $41                     $128
------------------------ ------------------------

                                      -5-

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its investment return.

o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the
Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

The Fund invests in securities of "investment grade," which means that the securities either have been rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization (for example, Moody's
Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or
Schroders has determined the securities to be of comparable quality.

Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, there is still a possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it more difficult for the Fund to sell the investments at prices approximating the values it had previously placed on them.

o INFLATION/DEFLATION RISK. Inflation risk is the risk that the Fund's assets or income from the Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the
Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time - the opposite of inflation.
Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

o MORTGAGE RISK. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates.
Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed securities. Some mortgage-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgage assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates.
Since greater than anticipated repayments of principal on the underlying mortgages may cause the Fund to be unable to recoup fully its

                                      -6-

initial investment in IOs, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Conversely, the underlying mortgages experience less than anticipated principal repayments, the yield on POs held by the Fund could be adversely affected. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell.
The Fund may gain investment exposure to mortgage-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

o U.S. GOVERNMENT SECURITIES RISK. U.S. government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. government (such as the Government National
Mortgage Association) are supported by the full faith and credit of the United
States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. government (such as the Federal National Mortgage
Association) are supported by the right of the issuer to borrow from the U.S.
government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. government (such as the Student Loan Marketing
Association) are supported only by the credit of the issuer itself.

o FOREIGN INVESTMENT RISK. The Fund may invest in U.S. dollar-denominated fixed income securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the
Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the Fund's foreign investments.

o DERIVATIVES RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
The Fund may use derivatives as part of a strategy designed to reduce exposure to various risks, such as interest rate risk, or, as in the case of credit default swaps, to increase or reduce its exposure to a particular type of security or to a particular issuer, without actually buying or selling the securities. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect Schroders had anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary
Information section above, the Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroders might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

o When-issued and delayed delivery securities. The Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for the Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

                                      -7-

   o Temporary defensive strategies. At times, Schroders may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroders may, but is not required to, temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality fixed income securities, cash or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

   o Pricing. At times market conditions might make it hard to value some investments. If the Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If the Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

   o Other investments. The Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the
Fund to additional risks. Please see the Statement of Additional Information for
additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Fund.

   o Portfolio turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroders believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the
Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains
(including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. During periods when the Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroders currently expects that the portfolio turnover rate for the current fiscal year will be approximately 400% for the
Fund. Consult your tax advisor regarding the tax effect of the Fund's portfolio turnover rate on your investment.

   o Changes in investment objective and policies. The investment objective and policies of the Fund may be changed by the Trustees without a vote of the shareholders.

   o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by the Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References in the discussion of the Fund's investment policies above to 80% of the Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes. A policy requiring the
Fund to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days' prior written notice to shareholders.

MANAGEMENT OF THE FUND

A Board of Trustees governs the Trust. The Board of Trustees has retained
Schroders to manage the investments of the Fund. Subject to the control of the
Trustees, Schroders also manages the Fund's other affairs and business.

Schroders (itself and its predecessors) has been an investment manager since
1962, and currently serves as investment adviser to the Fund, other mutual funds, and a broad range of institutional investors. Schroders' ultimate parent,
Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2004, had in the aggregate assets under management of approximately $182 billion.

                                      -8-

   o INVESTMENT ADVISORY FEES. The Fund expects to pay investment advisory fees to Schroders at the annual rate of 0.25% of the Fund's average daily net assets.

   o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of the
Fund's Investor Shares, Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until October
31, 2005 to the extent that the Total Annual Fund Operating Expenses of the Fund allocable to its Investor Shares exceeds the annual rate of 0.40% of the average daily net assets attributable to the Fund's Investor Shares.

   o PORTFOLIO MANAGEMENT. The following portfolio managers at Schroders have primary responsibility for making investment decisions for the Fund since the years shown below. Their recent professional experience is also shown.

      PORTFOLIO MANAGER                       SINCE                          RECENT PROFESSIONAL EXPERIENCE
      -----------------                       -----                          ------------------------------

Steven Lear                     Inception (________ 2004)          Lead portfolio manager for the Fund. Mr. Lear is a
                                                                   Director and Executive Vice President of Schroders.

David Harris                    Inception (________ 2004)          Portfolio manager for the Fund. Mr. Harris is a
                                                                   Senior Vice President of Schroders.

Wesley A. Sparks                Inception (________ 2004)          Portfolio manager for the Fund. Mr. Sparks has been a
                                                                   First Vice President of Schroders since December
                                                                   2000. Prior to joining Schroders Mr. Sparks was a
                                                                   portfolio manger at Aeltus Investment Management.

Gregg Moore                     Inception (________ 2004)          Portfolio manager for the Fund. Mr. Moore has been a
                                                                   Vice President of Schroders since June 2001. Prior to
                                                                   joining Schroders Mr. Moore was a quantitative
                                                                   analyst at Aeltus Investment Management.

Matt Murphy                     Inception (________ 2004)          Portfolio manager for the Fund. Mr. Murphy has been a
                                                                   Vice President of Schroders since July 2004. Prior to
                                                                   joining Schroders Mr. Murphy was a Managing Director
                                                                   at MONY Capital Management from February 2002 to July
                                                                   2004 and was a Director at FitchRatings prior to
                                                                   that.

HOW THE FUND'S SHARES ARE PRICED

The Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. The Fund values its Investor Shares as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the
Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by the Fund may be valued as of a time that is up to
15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The Fund values its portfolio securities for which market quotations are readily available at market value. Investments and assets for which market values are not ascertainable are valued at their fair values, and short-term investments that will mature within 60 days are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees.

                                       -9-

Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of
Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. Investments and assets subject to fair valuation may be valued by
Schroders, pursuant to procedures adopted by the Board of Trustees. The net asset value of the Fund's Investor Shares will generally differ from that of its
Advisor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

The Trust, through its distributor, Schroder Fund Advisors Inc., sells Investor
Shares of the Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund.

You may purchase Investor Shares of the Fund by completing the Account
Application that accompanies this Prospectus, and sending payment by check or wire as described below. Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

The Fund sells its Investor Shares at their net asset value next determined after the Fund or its transfer agent, Boston Financial Data Services, Inc.
("BFDS"), receives your order. In order for you to receive the Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Investor Shares of the Fund.

The minimum investments for initial and additional purchases of Investor Shares of the Fund are as follows:

                                           INITIAL          ADDITIONAL
                                        INVESTMENT          INVESTMENTS
                                        ----------          -----------
    Regular Accounts                    $1,000,000           $[_____]

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of the Fund, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and current or former
Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

The Fund does not issue share certificates.

The Trust may suspend the offering of Investor Shares of the Fund for any period of time. Excessive trading can hurt Fund performance, operations, and shareholders. The Trust may reject an order to purchase shares of the Fund
(including by way of exchange) if the Trust or Schroders believes that such purchase may be harmful to the Fund or its shareholders. Although the Fund is not a money market fund, investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. Investors in the Fund should anticipate that, as a result, the Fund will likely incur costs and expenses related to short-term trading in its shares (including possible dilution of the
Fund's investment return). The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase Investor Shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed
Account Application as follows:

                                      -10-

REGULAR MAIL                        OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds               Boston Financial Data Services, Inc.
P.O. Box 8507                       Attn: Schroder Mutual Funds
Braintree, MA 02266                 66 Brooks Drive
                                    Braintree, MA  02184

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed
Account Application must precede your order. Upon receipt of the Application,
BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual
Funds representative.) Please be sure to obtain a wire reference number.
Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
               Name of Fund

Your purchase will not be processed until the wired funds have been received.

Automatic purchases. You can make regular investments of $100 or more per month or quarter in Investor Shares of the Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call
(800) 464-3108.

Brokers and other financial institutions. You may also buy, redeem, and exchange
Investor Shares of the Fund through an authorized broker or other financial institution that has an agreement with Schroders or Schroder Fund Advisors Inc.
The purchase, redemption and exchange policies and fees charged such brokers and other institutions may be different than those of the Fund. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying, exchanging, or redeeming Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or financial institutions may accept purchase and redemption orders for Investor Shares on behalf of the Fund. Such brokers or financial institutions may designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. For purposes of pricing, the Fund may be deemed to have received a purchase or redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders would be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee.

Brokers or other agents may charge investors a fee for effecting transactions in shares of the Fund, in addition to any fees the Fund charge.

Purchases in-kind. Investors may purchase Investor Shares of the Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are

                                      -11-

liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for Investor Shares of the
Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroders will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the
Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes.
Investors interested in purchases through exchange should telephone Schroders at
(800) 464-3108, their Schroders client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of the Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, the Transfer
Agent will cause dividends and other distributions that have been returned to be reinvested in the Fund, and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your Investor Shares back to the Fund on any day the New
York Stock Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions in the form of the Stamp 2000 Medallion
Guarantee. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Unless otherwise agreed, the telephone redemption privilege may only be exercised to redeem shares worth not more than $50,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.
If you paid for your Investor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Involuntary Redemptions. If, because of your redemptions, your account balance for the Fund falls below a minimum amount set by the Trustees (presently
$2,000), the Trust may choose to redeem your Investor Shares in that Fund and pay you for them. You will receive at least 30 days written notice before the
Trust redeems your Investor Shares, and you may purchase additional Investor
Shares at any time to avoid a redemption. The Trust may also redeem Investor
Shares if you own shares of the Fund above a maximum amount set by the Trustees.
There is

                                      -12-

currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption for the Fund during any period when: (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC)
exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

Redemptions in kind. The Trust has agreed to redeem Investor Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Investor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders of the Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. The Trust does not expect to redeem Investor Shares in kind under normal circumstances. If your Investor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required.
For more details, please contact the Transfer Agent at (800) 464-3108, your
Schroders client representative or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

EXCHANGES

You can exchange your Investor Shares of the Fund for Investor Shares of other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Investor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Investor Shares, please call (800) 464-3108. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual
Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroders reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. The Trust or Schroders may limit the amount or number of exchanges or reject any exchange if the Trust or
Schroders believes that such exchange may be harmful to the Fund or its shareholders. See "How to Buy Shares", above for additional information.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from net investment income daily and distributes these dividends monthly. The Fund distributes net realized capital gain at least annually. The Fund makes distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Investor Shares of the Fund;

                                      -13-

     o    Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of the Fund;

     o    Receive distributions from net investment income in additional
          Investor Shares of the Fund while receiving capital gain distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, the Fund will reinvest all distributions in Investor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

PAYMENT OF FEES

The Fund may pay Schroders or its affiliates, banks, broker-dealers, financial advisors, or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, the Fund's service providers, including Schroders, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the
Fund has held for more than one year and that are properly designated by the
Fund as capital gain dividends will be taxable as long-term capital gains.
Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 21, 2008, distributions of investment income designated by the
Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.
The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund)
of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. The Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase

                                      -14-

or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

INVESTMENTS IN DEBT OBLIGATIONS. The Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a
summary of certain U.S. federal income tax consequences of investing in the
Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with the Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation.
If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                                      -15-

                               INVESTMENT ADVISER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                    CUSTODIAN
                             J.P. Morgan Chase Bank
                                 270 Park Avenue
                            New York, New York 10017

                                   DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST
Schroder Enhanced Income Fund

Schroder Enhanced Income Fund has a statement of additional information (SAI)
which includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800)
464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C.
20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

[SCHRODERS LOGO]

--------------------------------------------------------------------------------

PROSPECTUS
DECEMBER __, 2004

SCHRODER ENHANCED INCOME FUND

Advisor Shares

This Prospectus describes SCHRODER ENHANCED INCOME FUND, a mutual fund offered by Schroder Series Trust and managed by Schroder Investment Management North
America Inc. ("Schroders").

Schroder Enhanced Income Fund seeks a high level of total return, consistent with the preservation of capital and reasonable liquidity. The Fund invests in
U.S. government and agency securities and other U.S. dollar-denominated investment-grade fixed income securities. Schroders expects under current market conditions that the dollar weighted average portfolio duration of the Fund will typically be from three to six months, although Schroders may extend the Fund's dollar weighted average portfolio duration to as long as 1.5 years.

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully. You can call the Schroder Mutual Funds at (800)
464-3108 to find out more about the Fund and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                              SCHRODER SERIES TRUST

                                      -2-

SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies, and principal risks of Schroder Enhanced Income Fund (the "Fund"), a series of Schroder Series Trust (the "Trust"). Schroder Investment Management
North America Inc. ("Schroders") serves as investment adviser to the Fund.

SCHRODER ENHANCED INCOME FUND

o    INVESTMENT OBJECTIVE. To seek high total return, consistent with the preservation of capital and reasonable liquidity.

o    PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a diversified portfolio of U.S. dollar-denominated fixed income securities. The Fund will normally invest at least 80% of its total assets in income-producing obligations, which may include, for example:

          o    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          o    debt securities of domestic or foreign corporations;

          o    mortgage-backed and other asset-backed securities;

          o    obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises;

          o    obligations of international agencies or supranational entities;

          o    commercial paper and master demand notes;

          o    preferred securities; and

          o    short-term investments, such as repurchase agreements, money market securities, bank certificates of deposit, fixed time deposits, and bankers' acceptances.

The Fund may make investments in foreign securities denominated in the U.S.
dollar.

Schroders expects under current market conditions that the dollar weighted average portfolio duration of the Fund will typically be from three to six months, although Schroders may extend the Fund's dollar weighted average portfolio duration to as long as 1.5 years, in response to economic, market, or other conditions. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund is not a money market fund and is not subject to the portfolio quality, maturity and other requirements of money market funds.

The Fund may make use of derivative instruments, such as options, futures contracts, or swap agreements, for purposes of hedging or reducing risk of the investments by the Fund. The Fund may enter into so-called credit default swaps, through which it might increase or reduce its exposure to a particular type of security or to a particular issuer, without actually buying or selling securities.

The Fund expects to invest only in securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities and in securities of "investment grade," which means that the securities either have been rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's
Rating Service, or Fitch Investors Service, Inc.), or Schroders has determined the securities to be of comparable quality. The Fund expects to invest no more than 25% of its total assets in securities that are rated below Aa3 (or the equivalent) by a nationally recognized statistical rating organization, and the
Fund expects to invest no more than 10% of its total assets in securities that are rated below A3 (or the equivalent) by a nationally recognized statistical rating organization. The Fund expects not to invest in money market securities that have a short-term rating lower than A2 (or the equivalent) by a nationally recognized statistical rating organization. The Fund expects that the dollar weighted average rating of the securities owned by the Fund will be at least Aa2
(or the equivalent), considering unrated securities of the U.S. government and its agencies and

                                      -3-

instrumentalities to be rated AAA. In the event that different nationally recognized rating organizations have given different ratings to securities owned by the Fund, the higher rating will be used for purposes of determining whether the Fund has complied with these limitations.

o    PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o   INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the
         Fund may have to reinvest the proceeds in lower-yielding investments.

     o   CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

     o   INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of the Fund's investments may decline as inflation decreases the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

     o   MORTGAGE RISK. Mortgage-backed investments tend to increase in value less than other debt securities when interest rates decline, and their values become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest prepayments on mortgage-backed investments in lower-yielding investments.

     o   U.S. GOVERNMENT SECURITIES RISK. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not supported by the full faith and credit of the United States, but are rather supported by the right of the issuer to borrow from the U.S.
         government or are supported only by the credit of the issuer itself.

     o   FOREIGN INVESTMENT RISK. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries.

     o   DERIVATIVES RISK. Derivative transactions may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund. For performance information with respect to other similar investment accounts managed by Schroders, see the Statement of
Additional Information.

                                      -4-

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD
ADVISOR SHARES OF THE FUND.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases               None
        Maximum Deferred Sales Load                           None
        Maximum Sales Load Imposed on Reinvested Dividends    None
        Redemption Fee                                        None
        Exchange Fee                                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

        Management Fees(1)                                    0.25%
        Distribution (12b-1) Fees                             0.25%
        Other Expenses(2)                                     0.53%
        Total Annual Fund Operating Expenses                  1.03%
        Less: Fee Waiver and/or
          Expense Limitation(3)                              (0.38)%
        Net Expenses                                          0.65%

        (1) Management Fees for the Fund include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Fund also pays administrative fees directly to SEI
        Investments Global Funds Services, and those fees are included under
        "Other Expenses."

        (2) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

        (3) The Net Expenses shown for the Fund reflects the effect of contractually imposed fee waivers and/or expense limitations, in effect through October 31, 2005, on the Total Annual Fund Operating Expenses of
        the Fund. In order to limit the expenses of the Fund's Advisor Shares,
        Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until October 31, 2005 to the extent that the Total Annual Fund Operating Expenses of the Fund allocable to its Advisor Shares exceeds the annual rate of 0.65% of the average daily net assets attributable to the Fund's Advisor Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of the Fund for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment earns a 5%
return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net
Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

------------------------ ------------------------
        1 Year                   3 Years
------------------------ ------------------------
          $66                     $208
------------------------ ------------------------

                                      -5-

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Fund's principal risks and the circumstances which could adversely affect the value of the Fund's shares or its investment return.

o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

o CREDIT RISK. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the
Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

The Fund invests in securities of "investment grade," which means that the securities either have been rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization (for example, Moody's
Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or
Schroders has determined the securities to be of comparable quality.

Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, there is still a possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it more difficult for the Fund to sell the investments at prices approximating the values it had previously placed on them.

o INFLATION/DEFLATION RISK. Inflation risk is the risk that the Fund's assets or income from the Fund's investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the
Fund's portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time - the opposite of inflation.
Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

o MORTGAGE RISK. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates.
Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed securities. Some mortgage-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgage assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates.
Since greater than anticipated repayments of principal on the underlying mortgages may cause the Fund to be unable to recoup fully its initial investment in IOs, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Conversely, if the underlying mortgages experience less than anticipated principal repayments, the yield on POs held by the Fund could be adversely affected. Moreover, the market for IOs and POs may be volatile and limited,

                                      -6-

which may make them difficult for the Fund to buy or sell. The Fund may gain investment exposure to mortgage-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

o U.S. GOVERNMENT SECURITIES RISK. U.S. government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. government (such as the Government National
Mortgage Association) are supported by the full faith and credit of the United
States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. government (such as the Federal National Mortgage
Association) are supported by the right of the issuer to borrow from the U.S.
government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. government (such as the Student Loan Marketing
Association) are supported only by the credit of the issuer itself.

o FOREIGN INVESTMENT RISK. The Fund may invest in U.S. dollar-denominated fixed income securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the
Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

O DERIVATIVES RISK. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
The Fund may use derivatives as part of a strategy designed to reduce exposure to various risks, such as interest rate risk, or, as in the case of credit default swaps, to increase or reduce its exposure to a particular type of security or to a particular issuer, without actually buying or selling the securities. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect Schroders had anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Summary
Information section above, the Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroders might use in managing the Fund. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

  o When-issued and delayed delivery securities. The Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis.
These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for the Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

   o Temporary defensive strategies. At times, Schroders may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroders may, but is not required to, temporarily use alternate investment strategies primarily designed to reduce

                                      -7-

fluctuations in the value of the Fund's assets. In implementing these
"defensive" strategies, the Fund would invest in high-quality fixed income securities, cash or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

   o Pricing. At times market conditions might make it hard to value some investments. If the Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If the Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

   o Other investments. The Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the
Fund to additional risks. Please see the Statement of Additional Information for
additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Fund.

   o Portfolio turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroders believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the
Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to the Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains
(including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. During periods when the Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroders currently expects that the portfolio turnover rate for the current fiscal year will be approximately 400% for the
Fund. Consult your tax advisor regarding the tax effect of the Fund's portfolio turnover rate on your investment.

   o Changes in investment objective and policies. The investment objective and policies of the Fund may be changed by the Trustees without a vote of the shareholders.

   o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by the Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References in the discussion of the Fund's investment policies above to 80% of the Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes. A policy requiring the
Fund to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days' prior written notice to shareholders.

MANAGEMENT OF THE FUND

A Board of Trustees governs the Trust. The Board of Trustees has retained
Schroders to manage the investments of the Fund. Subject to the control of the
Trustees, Schroders also manages the Fund's other affairs and business.

Schroders (itself and its predecessors) has been an investment manager since
1962, and currently serves as investment adviser to the Fund, other mutual funds, and a broad range of institutional investors. Schroders' ultimate parent,
Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2004, had in the aggregate assets under management of approximately $182 billion.

   o INVESTMENT ADVISORY FEES. The Fund expects to pay investment advisory fees to Schroders at the annual rate of 0.25 % of the Fund's average daily net assets.

                                      -8-

   o EXPENSE LIMITATIONS AND WAIVERS. In order to limit the expenses of the
Fund's Advisor Shares, Schroders is contractually obligated to reduce its compensation and, if necessary, to pay certain other Fund expenses until October
31, 2005 to the extent that the Total Annual Fund Operating Expenses of the Fund allocable to its Advisor Shares exceeds the annual rate of 0.65% of the average daily net assets attributable to the Fund's Advisor Shares.

   o PORTFOLIO MANAGEMENT. The following portfolio managers at Schroders have primary responsibility for making investment decisions for the Fund since the years shown below. Their recent professional experience is also shown.

      PORTFOLIO MANAGER                       SINCE                          RECENT PROFESSIONAL EXPERIENCE
      -----------------                       -----                          ------------------------------

Steven Lear                     Inception (________ 2004)          Lead portfolio manager for the Fund. Mr. Lear is a
                                                                   Director and Executive Vice President of Schroders.

David Harris                    Inception (________ 2004)          Portfolio manager for the Fund. Mr. Harris is a
                                                                   Senior Vice President of Schroders.

Wesley A. Sparks                Inception (________ 2004)          Portfolio manager for the Fund. Mr. Sparks has been a
                                                                   First Vice President of Schroders since December
                                                                   2000. Prior to joining Schroders Mr. Sparks was a
                                                                   portfolio manager at Aeltus Investment Management.

Gregg Moore                     Inception (________ 2004)          Portfolio manager for the Fund. Mr. Moore has been a
                                                                   Vice President of Schroders since June 2001. Prior to
                                                                   joining Schroders Mr. Moore was a quantitative
                                                                   analyst at Aeltus Investment Management.

Matt Murphy                     Inception (________ 2004)          Portfolio manager for the Fund. Mr. Murphy has been a
                                                                   Vice President of Schroders since July 2004. Prior to
                                                                   joining Schroders Mr. Murphy was a Managing Director
                                                                   at MONY Capital Management firm from February 2002 to
                                                                   July 2004 and was a Director at FitchRatings prior to
                                                                   that.

HOW THE FUND'S SHARES ARE PRICED

The Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. The Fund values its Advisor Shares as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the
Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by the Fund may be valued as of a time that is up to
15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The Fund values its portfolio securities for which market quotations are readily available at market value. Investments and assets for which market values are not readily ascertainable are valued at their fair values, and short-term investments that will mature within 60 days are valued using amortized cost, a form of fair valuation, pursuant to procedures adopted by the Board of Trustees.
Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of
Trustees, with reference to other securities or indexes. For instance, a pricing

                                       -9-

service may recommend a fair market value based on prices of comparable securities. Investments and assets subject to fair valuation may be valued by
Schroders, pursuant to procedures adopted by the Board of Trustees. The net asset value of the Fund's Advisor Shares will generally differ from that of its
Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.

HOW TO BUY SHARES

You may purchase Advisor Shares of the Fund directly from the Trust (through
Schroder Fund Advisors Inc., the distributor of the Trust's shares), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with
Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder
Fund Advisors Inc. can provide you with a list of available firms. Your Service
Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge you separately for its services.

The purchase, redemption and exchange policies and fees charged by such Service
Organizations may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees in addition to any fees charged by the Funds, and may set different investment minimums or limitations on buying, exchanging, or redeeming Advisor Shares.
Please consult a representative of your Service Organization for further information.

If the Advisor Shares you purchase will be held in your own name (rather than the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application and payment by check or wire as described below. Account Applications for Advisor Shares may be obtained from the Fund's transfer agent, Boston Financial Data Services, Inc. ("BFDS"), at the address provided below under "Purchases by Check," from your Service
Organization, or by calling the Schroder Mutual Funds at (800) 464-3108 (from outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative). Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

The Fund sells its Advisor Shares at its net asset value next determined after the Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive the Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Advisor Shares of the Fund.

Certain brokers or financial institutions may accept purchase and redemption orders for Advisor Shares on behalf of the Fund. Such brokers or financial institutions may designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. For purposes of pricing, the Fund may be deemed to have received a purchase or redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution's authorized designee, receives the order. Agreements between such brokers or financial institutions and Schroder Fund Advisors Inc., the Trust's distributor, provide that these orders would be priced at the Fund's net asset value next determined after they are received by the broker or financial institution or authorized designee.

The minimum investments for initial and additional purchases of Advisor Shares of the Fund are as follows:

                                            INITIAL          ADDITIONAL
                                         INVESTMENT          INVESTMENTS
                                         ----------          -----------
    Regular Accounts                      $100,000             $[____]

The Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of

                                      -10-

the Fund, or such employee's spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and
current or former Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

The Fund does not issue share certificates.

The Trust may suspend the offering of Advisor Shares of the Fund for any period of time. Excessive trading can hurt Fund performance, operations, and shareholders. The Trust may reject an order to purchase shares of the Fund
(including by way of exchange) if the Trust or Schroders believes that such purchase may be harmful to the Fund or its shareholders. Although the Fund is not a money market fund, investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. Investors in the Fund should anticipate that, as a result, the Fund will likely incur costs and expenses related to short-term trading in its shares (including possible dilution of the
Fund's investment return). The Trust may change any investment minimum from time to time.

Purchases by check. You may purchase Advisor Shares of the Fund by mailing a check (in U.S. dollars) payable to the Fund. Schroder Mutual Funds will not accept third-party checks. You should direct your check and your completed
Account Application as follows:

REGULAR MAIL               OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds      Boston Financial Data Services, Inc.
P.O. Box 8507              Attn: Schroder Mutual Funds
Braintree, MA 02266        66 Brooks Drive
                           Braintree, MA  02184

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire. If you make your initial investment by wire, a completed
Account Application must precede your order. Upon receipt of the Application,
BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Once you have an account number, you may purchase Advisor Shares through your
Service Organization or directly from the Funds by calling BFDS at (800)
464-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to
(617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.)
Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
                   Name of Fund

Your purchase will not be processed until the wired funds have been received.

Automatic purchases. If you purchase Advisor Shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of the Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108. If you

                                      -11-

purchase Advisor Shares through a Service Organization, your firm may also provide automatic purchase options. Please contact your Service Organization for details.

Purchases in-kind. Investors may purchase Advisor Shares of the Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If the Fund receives securities from an investor in exchange for Advisor
Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the
Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Advisor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Advisor
Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroders will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroders at (800) 464-3108, their Schroders client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of the Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, the Transfer
Agent will cause dividends and other distributions that have been returned to be reinvested in the Fund, and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your Advisor Shares back to the Fund on any day the New
York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service
Organization, you may only sell the shares through that Service Organization.
The Service Organization may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at
(800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions in the form of the Stamp 2000 Medallion Guarantee. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your
Account Application or otherwise in writing. Unless otherwise agreed, the telephone redemption privilege may only be exercised to redeem shares worth not more than $50,000. The Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

If you redeem shares through your Service Organization, your Service
Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time. If your Service
Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service
Organization; you may also instruct that your redemption proceeds be forwarded

                                      -12-

to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. Your Service Organization may charge you separately for this service.

The Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. The Trust generally sends payment for shares on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.
If you paid for your Advisor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Involuntary Redemptions. If, because of your redemptions, your account balance for the Fund falls below a minimum amount set by the Trustees (presently
$2,000), the Trust may choose to redeem your Advisor Shares in the Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your Advisor Shares, and you may purchase additional Advisor Shares at any time to avoid a redemption. The Trust may also redeem Advisor Shares if you own shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption for the Fund during any period when: (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC)
exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

Redemptions in kind. The Trust has agreed to redeem Advisor Shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Advisor Shares during any 90-day period for any one shareholder.
In consideration of the best interests of the remaining shareholders of the
Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. The Trust does not expect to redeem Advisor Shares in kind under normal circumstances. If your Advisor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required.
For more details, please contact the Transfer Agent at (800) 464-3108, your
Schroders client representative or your financial intermediary. The Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES; DISTRIBUTION PLANS

The Trust sells Advisor Shares of the Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund. You also receive the full value of your Advisor Shares when you sell them back to the Fund, without any deferred sales charge.

Distribution plans. The Fund has adopted a Distribution Plan pursuant to Rule
12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees with respect to its Advisor Shares. Under the
Plan, the Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Shares to compensate the distributor for distribution services and certain shareholder services with respect to the Fund's Advisor Shares.

                                      -13-

Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of the Fund and may cost you more than paying other types of sales charges.

In addition, the Fund may pay Schroders or its affiliates, banks, broker-dealers, financial advisors, or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. In addition, the Fund's service providers, including Schroders, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.

EXCHANGES

You can exchange your Advisor Shares of the Fund for Advisor Shares of most other funds in the Schroder family of funds at any time at their respective net asset values. The Trust would treat the exchange as a sale of your Advisor
Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Advisor
Shares, please contact your Service Organization or call the Trust directly at
(800) 464-3108. (From outside the United States, please call collect to (617)
483-5000 and ask to speak with a representative of the Schroder Mutual Funds.)
In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroders reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. The Trust or Schroders may also limit the amount or number of exchanges or reject any exchange if the Trust or
Schroders believes that such exchange may be harmful to the Fund or its shareholders. See "How to Buy Shares", above, for additional information.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from net investment income daily and distributes these dividends monthly. The Fund distributes net realized capital gain at least annually. The Fund makes distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o    Reinvest all distributions in additional Advisor Shares of the Fund;

     o    Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of the Fund;

     o    Receive distributions from net investment income in additional Advisor
          Shares of the Fund while receiving capital gain distributions in cash;
          or

o        Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, the Fund will reinvest all distributions in Advisor Shares of the Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

                                      -14-

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the
Fund has held for more than one year and that are properly designated by the
Fund as capital gain dividends will be taxable as long-term capital gains.
Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 21, 2008, distributions of investment income designated by the
Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.
The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund)
of your shares in the Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. The Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

INVESTMENTS IN DEBT OBLIGATIONS. The Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a
summary of certain U.S. federal income tax consequences of investing in the
Fund. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Fund.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with the Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation.
If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                                      -15-

                               INVESTMENT ADVISER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                    CUSTODIAN
                             J. P. Morgan Chase Bank
                                 270 Park Avenue
                            New York, New York 10017

                                   DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST
Schroder Enhanced Income Fund

Schroder Enhanced Income Fund has a statement of additional information (SAI)
which includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling (800)
464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C.
20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

                              SCHRODER SERIES TRUST

                          Schroder Enhanced Income Fund

                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                December __, 2004

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for
Schroder Enhanced Income Fund (the "Fund,"), as amended or supplemented from time to time. This SAI relates to the Fund's Investor Shares and Advisor Shares.
Investor Shares and Advisor Shares of the Fund are offered through separate
Prospectuses, each dated December __, 2004 (each, a "Prospectus," and together, the "Prospectuses"). This SAI contains information which may be useful to investors but which is not included in the Prospectuses, as amended or supplemented from time to time. Investors may obtain free copies of the
Prospectuses by calling the Fund at (800) 464-3108. From outside the United
States, please call collect to (617) 483-5000 and ask to speak with a Schroder
Mutual Funds representative. The Fund is a series of Schroder Series Trust.

                          SCHRODER ENHANCED INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

Schroder Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust's
Agreement and Declaration of Trust (as amended, the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder Enhanced Income Fund (the
"Fund,") is a series of the Trust. The Trust currently also comprises three other series, Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond
Fund and Schroder U.S. Core Fixed Income Fund, which are offered through separate prospectuses and statements of additional information. Schroder
Investment Management North America Inc. ("Schroders") serves as investment adviser to the Fund.

FUND CLASSIFICATION

The Fund is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company
Act"). This means that with respect to 75% of the Fund's total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies). The Fund is not subject to this limitation with respect to the remaining 25% of its total assets.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The shares of the Fund described in this SAI are currently divided into two classes, Investor Shares and Advisor Shares. Each class of shares is offered through a separate Prospectus. Unlike Investor Shares, Advisor
Shares are currently subject to distribution fees, so that the performance of the Fund's Investor Shares will normally be more favorable than that of the
Fund's Advisor Shares over the same time period. The Fund may suspend the sale of shares at any time.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by a class of shares on matters affecting the class, as determined by the Trustees. For example, a change in a fundamental investment policy for the Fund would be voted upon by shareholders of the Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if the Fund were liquidated, each class of shares of the Fund would receive the net assets of the Fund attributable to the class of shares. Because Investor and

                                      B-1

Advisor Shares are subject to different expenses, the Fund's dividends and other distributions will normally differ between the two classes.

ADDITIONAL INFORMATION CONCERNING THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The following discussion provides additional information concerning the Fund's principal investment strategies and the principal risks of the Fund described in the Prospectuses. Unless a strategy or policy described below is specifically prohibited by the Fund's investment restrictions as set forth in the
Prospectuses or under "Investment Restrictions" in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

FIXED INCOME SECURITIES. In periods of declining interest rates, the yield
(income from portfolio investments) of the Fund may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. In addition, when interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of the Fund can generally be expected to change as general levels of interest rates fluctuate. The values of fixed income securities in the Fund's portfolio generally vary inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

ZERO-COUPON SECURITIES. Zero-coupon securities in which the Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities. The Fund is required to distribute the income on zero-coupon securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

Zero-coupon securities may include U.S. Treasury bills issued directly by the
U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including
Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on
Treasuries ("CATS"). CATS and TIGRS are not considered U.S. Government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities
(i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal
Reserve book-entry record-keeping system. The Federal Reserve program

                                      B-2

as established by the Treasury Department is known as "STRIPS" or "Separate
Trading of Registered Interest and Principal of Securities." Under the STRIPS
program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates.
One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of

                                      B-3

rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the
U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.
CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.
Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities.
Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments
(including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

FORWARD COMMITMENTS. The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the

                                      B-4

risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale.
The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if Schroders deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

WHEN-ISSUED SECURITIES. The Fund may from time to time purchase securities on a
"when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.
To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While the Fund may sell its right to acquire when-issued securities prior to the settlement date, the
Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. The Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

REPURCHASE AGREEMENTS. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Schroders will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of

                                      B-5

principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

DERIVATIVES. Certain of the instruments in which the Fund may invest, such as futures contracts, options, swaps, and forward contracts, are considered to be
"derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.
Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

OPTIONS. The Fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and for other purposes.

Call options. The Fund may write call options on its portfolio securities for various purposes, including without limitation as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. The Fund may write covered call options or uncovered call options. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. When the Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund's exposure on such an option is theoretically unlimited.

In return for the premium received when it writes a call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The
Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale
(exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a covered call option, to free itself to sell the underlying security or to write another call on the security or protect a security from being called in an unexpected market rise.

Any profits from a closing purchase transaction in the case of a covered call may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a covered call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

                                      B-6

Covered put options. The Fund may write covered put options as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Schroders will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroders to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will enter into an option position only if Schroders believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroders believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund's use of options. The exchanges have established limitations on the maximum number

                                      B-7

of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Fund and other clients of Schroders may be considered such a group. These position limits may restrict the Fund's ability to purchase or sell options on particular securities.

As described below, the Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, the
Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options.
Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options
Clearing Corporation. The Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroders, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Fund will treat over-the-counter options (and, in the case of options sold by the
Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

Government regulations, particularly the requirements for qualification as a
"regulated investment company" (a "RIC") under the United States Internal
Revenue Code of 1986, may also restrict the Trust's use of options.

FUTURES CONTRACTS. To the extent permitted by the investment restrictions set forth under "Investment Restrictions" below, by the investment policies described in the Prospectuses and by applicable law, the Fund may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the
Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when the Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

The Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange
Act (the "CEA") and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Futures on Securities and Related Options. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on securities -- assuming a "long" position -- the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on securities -- assuming a "short" position --
it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be fair valued by the Trustees or such persons.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by the Fund will

                                      B-8

usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of securities held by the
Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures on securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by the Fund of futures contracts on securities is subject to
Schroders' ability to predict correctly movements in the direction of the security's price and factors affecting markets for securities. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund may purchase and write put and call options on certain futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series.
There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers'
requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to the Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

                                      B-9

Index Futures Contracts and Options. The Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

Depending on the change in the value of the index between the time when the Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York
Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of
$180 and the S&P 100 Index is at $184 on that future date, the Fund will gain
$400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose
$200 (100 units x loss of $2).

The Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge the Fund's investments successfully using futures contracts and related options, the Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroders' judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, the Fund may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a

                                      B-10

stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

The Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The
Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

The Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Margin Payments. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as
"initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value.
The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the
Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures.
Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price

                                      B-11

movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by the Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of the Fund's securities which are the subject of a hedge. Schroders will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by the Fund for hedging purposes is also subject to Schroders' ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the
Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroders may still not result in a successful hedging transaction over a very short time period.

Lack of Availability. Because the markets for certain options and futures contracts and other derivative instruments in which the Fund may invest
(including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, the Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that the Fund will engage in such transactions at any time or from time to time. The Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

Other Risks. The Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain

                                      B-12

risks, those transactions themselves entail certain other risks. Thus, while the
Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the
Fund may be exposed to risk of loss.

WARRANTS TO PURCHASE SECURITIES. The Fund may invest in warrants to purchase securities. Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

SWAP AGREEMENTS. The Fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease the Fund's exposure to long-or short-term interest rates (in the United
States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.
The value of the Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures.

The Fund may also enter into "credit default" swap transactions. In a credit default swap, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, the Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). The Fund would generally enter into this type of transaction to limit or reduce risk with respect to bonds or loans that it owns in its portfolio or otherwise in connection with transactions intended to reduce one or more risks in the Fund's portfolio. In addition, the Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. The Fund would generally enter into this type of transaction as a substitute for investment in the securities of the issuer, or otherwise to increase the Fund's investment return.

The Fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to the Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. The Fund's ability to engage in certain swap transactions may be limited by tax considerations.

HYBRID INSTRUMENTS. These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of depositor other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of

                                      B-13

securities, currencies, intangibles, goods, articles or commodities
(collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market
(or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often
"customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the
Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                                      B-14

STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans)
and the issuance by that entity or one or more classes of securities
("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities principally traded in foreign markets. The Fund may also invest in Eurodollar certificates of deposit and other certificates of deposit issued by United
States branches of foreign banks and foreign branches of United States banks.

Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S.
company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the
United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United
States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax

                                      B-15

laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectuses and this SAI, the Fund may employ other investment practices and may be subject to additional risks, which are described below.

LOANS OF FUND PORTFOLIO SECURITIES. The Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S.
Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2)
the Fund may at any time call the loan and regain the securities loaned; (3) the
Fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Fund enters into a loan, Schroders considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES. The Fund may seek to hedge investments through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.
The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the
Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position.
There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

                                      B-16

PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws.
Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when Schroders believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Schroders may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an
"underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC
Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Schroders.

TEMPORARY DEFENSIVE STRATEGIES. As described in the Prospectuses, Schroders may at times judge that conditions in the securities markets make pursuing the
Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroders considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies, and the
Fund is not required to use alternate strategies in any case. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed with respect to the Fund without approval by the holders of a majority of the outstanding voting securities of the Fund, the Fund may not:

                                      B-17

     1.   issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

          Note: The Investment Company Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction
          2, below).

     2.   borrow money, except to the extent permitted by applicable law from time to time, or purchase securities when outstanding borrowings of money exceed 5% of the Fund's total assets;

          Note: The Investment Company Act currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company
          (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least
          300%.

     3.   act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     4.   (i) as to 75% of its total assets, purchase any security (other than
          U.S. Government securities and securities of other investment companies), if as a result more than 5% of the Fund's total assets
          (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, or

          (ii) purchase any security (other than securities of the U.S.
          Government, its agencies or instrumentalities or municipal bonds backed by any of the assets and revenues of non-governmental issuers)
          if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry;

     5.   make loans, except by purchase of debt obligations or other financial instruments, by entering into repurchase agreements, or through the lending of its portfolio securities;

     6.   purchase or sell commodities or commodity contracts, except that the
          Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI from time to time; and

     7.   purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

                                      B-18

                              --------------------

It is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the
Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

All percentage limitations on investments (except the limitation with respect to securities that are not readily marketable set forth in the preceding paragraph)
will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment; except that, if the Fund is required by law to maintain the
300% asset coverage ratio described above in the Note following restriction 2, and the Fund for any reason ceases to maintain that asset coverage, it will take steps to restore that asset coverage ratio within three days thereafter
(excluding Sundays and holidays) or such longer period as may be prescribed by applicable regulations.

Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectuses, the other investment policies described in this SAI or in the Prospectuses are not fundamental and may be changed by approval of the Trustees.

The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general oversight of the
Trust's business. Subject to such policies as the Trustees may determine,
Schroders furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees,
Schroders also manages the Fund's other affairs and business.

The names, addresses and ages of the Trustees and executive officers of the
Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables. Unless otherwise indicated, each Trustee and executive officer shall hold the indicated
positions until his or her resignation or removal.

                             DISINTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust
(each, a "Disinterested Trustee").

---------------------------- ------------ -------------- ------------------- ------------------ -----------------------
                                                                                 NUMBER OF
                                             TERM OF                           PORTFOLIOS IN
                             POSITION(S)   OFFICE AND        PRINCIPAL         FUND COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
   DISINTERESTED TRUSTEE        TRUST      TIME SERVED     DURING PAST 5          TRUSTEE          HELD BY TRUSTEE
                                                               YEARS
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

David N. Dinkins, 75         Trustee      Indefinite     Trustee of the             10                   None
875 Third Avenue, 22nd Fl.                Since 1994     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds (Delaware);
                                                         Professor,
                                                         Columbia School
                                                         of International
                                                         and Public Affairs
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

                                      B-19

---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

Peter E. Guernsey, 82        Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1993     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds (Delaware);
                                                         Retired.
                                                         Formerly, Senior
                                                         Vice President,
                                                         Marsh & McLennan,
                                                         Inc. (insurance
                                                         services)
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------
John I. Howell, 87           Trustee      Indefinite     Trustee and Lead           10          American Life
875 Third Avenue, 22nd Fl.                Since 1993     Disinterested                          Assurance Co. of New
New York, NY 10022                                       Trustee of the                         York; United States
                                                         Trust, Schroder                        Life Insurance Co. of
                                                         Capital Funds                          the City of New York;
                                                         (Delaware) and                         First SunAmerica Life
                                                         Schroder Global                        Insurance Co.
                                                         Series Trust;
                                                         Private
                                                         Consultant,
                                                         Indian Rock
                                                         Corporation
                                                         (individual
                                                         accounting)
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

Peter S. Knight, 53          Trustee      Indefinite     Trustee of the              9          Schroder Japan
875 Third Avenue, 22nd Fl.                Since 1993     Trust, Schroder                        Long/Short Fund;
New York, NY 10022                                       Capital Funds                          Medicis
                                                         (Delaware) and Schroder
                                                         Global Series Trust;
                                                         Director, Schroder
                                                         Credit Renaissance
                                                         Fund, LP; Director,
                                                         Schroder Alternative
                                                         Investment Fund;
                                                         Director, Schroder
                                                         Alternative Strategies
                                                         Fund; Director,
                                                         Schroder Emerging
                                                         Markets Debt
                                                         Opportunity Fund;
                                                         President, Generation
                                                         Investment Management
                                                         US. Formerly: Managing
                                                         Director, MetWest
                                                         Financial (financial
                                                         services); President,
                                                         Sage Venture Partners
                                                         (investing); and
                                                         Partner, Wunder,
                                                         Knight, Forscey &
                                                         DeVierno (law firm)
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------
William L. Means, 67         Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1997     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds
                                                         (Delaware).
                                                         Retired.
                                                         Formerly,
                                                         Director,
                                                         Schroder Asian
                                                         Growth Fund.
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------
Clarence F. Michalis, 82     Trustee      Indefinite     Trustee of the             10                   None
875 Third Avenue, 22nd Fl.                Since 1993     Trust, Schroder
New York, NY 10022                                       Capital Funds
                                                         (Delaware) and Schroder
                                                         Global Series Trust;
                                                         Chairman of the Board
                                                         of Directors, Josiah
                                                         Macy, Jr., Foundation
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

                                      B-20

---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

Hermann C. Schwab, 84        Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1993     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds
                                                         (Delaware).
                                                         Retired.
                                                         Formerly,
                                                         consultant to
                                                         Schroder Capital
                                                         Management
                                                         International,
                                                         Inc.; Trustee,
                                                         St. Luke's/Roosevelt
                                                         Hospital Center
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------
James D. Vaughn, 59          Trustee      Indefinite     Trustee of the             10                   None
875 Third Avenue, 22nd Fl.                Since 2003     Trust, Schroder
New York, New York  10022                                Capital Funds
                                                         (Delaware) and Schroder
                                                         Global Series Trust;
                                                         Managing Partner
                                                         (retired), Deloitte &
                                                         Touche USA, LLP-Denver.
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

                               INTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are
"interested persons" (as defined in the Investment Company Act) of the Trust
(each, an "Interested Trustee").

--------------------------- ------------- ------------- -------------------- ------------------ -----------------------
                                                                                 NUMBER OF
                                            TERM OF                            PORTFOLIOS IN
                            POSITION(S)    OFFICE AND        PRINCIPAL         FUND COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         TRUST      TIME SERVED   DURING PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

Peter  L. Clark, 39*         Trustee      Indefinite     Trustee and                 9                   None
875 Third Avenue, 22nd Fl.   and          Since 2003     Chairman of the
New York, NY 10022           Chairman                    Trust and
                                                         Schroder Capital Funds
                                                         (Delaware); Chief
                                                         Executive Officer,
                                                         Schroders. Formerly,
                                                         Managing Director and
                                                         Head of Emerging
                                                         Markets, JP Morgan/JP
                                                         Morgan Investment
                                                         Management; Vice
                                                         President and Head of
                                                         Proprietary Trading, JP
                                                         Morgan.
---------------------------- ------------ -------------- ------------------- ------------------ -----------------------

* Mr. Clark is an Interested Trustee due to his status as an officer and employee of Schroders and its affiliates.

                                    OFFICERS

The following table sets forth certain information concerning the Trust's officers. The officers of the Trust are employees of organizations that provide services to the Fund.

                                      B-21

---------------------------- ----------------------- ----------------------------- ------------------------------------
NAME, AGE AND ADDRESS        POSITION(S)  HELD WITH  TERM OF OFFICE                PRINCIPAL OCCUPATION(S)
OF OFFICER                   TRUST                   AND LENGTH OF TIME SERVED     DURING PAST 5 YEARS
---------------------------- ----------------------- ----------------------------- ------------------------------------

Peter L. Clark, 39           Trustee and Chairman    Indefinite                    Trustee and Chairman of the Trust
875 Third Avenue, 22ndFl.                            Since 2003                    and Schroder Capital Funds
New York, NY 10022                                                                 (Delaware); Chief Executive
                                                                                   Officer , Schroders. Formerly,
                                                                                   Managing Director and Head of
                                                                                   Emerging Markets, JP Morgan/JP
                                                                                   Morgan Investment Management; Vice
                                                                                   President and Head of Proprietary
                                                                                   Trading, JP Morgan.
---------------------------- ----------------------- ----------------------------- ------------------------------------
Mark A. Hemenetz, 47         President               Indefinite                    Director   and    Executive    Vice
875 Third Avenue, 22ndFl.                            Since May 2003                President,  Schroders; Chairman and
New York, NY 10022                                                                 Director,  Schroder  Fund  Advisors
                                                                                   Inc.;   formerly   Executive   Vice
                                                                                   President     and    Director    of
                                                                                   Investment Management,  Bank of New
                                                                                   York.
---------------------------- ----------------------- ----------------------------- ------------------------------------
Alan M. Mandel, 46           Treasurer and           Indefinite                    First Vice President, Schroders;
875 Third Avenue, 22ndFl.    Principal Financial     Since May 2003                Chief Operating Officer, Treasurer
New York, NY 10022           and Accounting Officer                                and Director, Schroder Fund
                                                                                   Advisors Inc.; Treasurer and Chief
                                                                                   Financial Officer, Schroder Global
                                                                                   Series Trust and Schroder Capital
                                                                                   Funds (Delaware).
---------------------------- ----------------------- ----------------------------- ------------------------------------
Barbara Brooke Manning, 57   Chief Compliance        Indefinite                    Senior Vice President, Director
875 Third Avenue, 22nd Fl.   Officer                 Since May 2004                and Chief Compliance Officer,
New York, NY  10022                                                                Schroders and Schroder Fund
                                                                                   Advisors Inc.; Chief Compliance
                                                                                   Officer, Schroder Global Series
                                                                                   Trust and Schroder Capital Funds
                                                                                   (Delaware).
---------------------------- ----------------------- ----------------------------- ------------------------------------
Carin F. Muhlbaum, 42        Vice President and      Indefinite                    Senior Vice President and General
875 Third Avenue, 22nd Fl.   Clerk                   Vice President since 1998;    Counsel, Schroders; Senior Vice
New York, NY 10022                                   Clerk since 2001              President, Secretary and General
                                                                                   Counsel, Schroder Fund Advisors
                                                                                   Inc.; Vice President and
                                                                                   Secretary/Clerk, Schroder Global
                                                                                   Series Trust and Schroder Capital
                                                                                   Funds (Delaware).
---------------------------- ----------------------- ----------------------------- ------------------------------------
Nicholas J. Rossi, 41        Assistant Vice          Indefinite                    Assistant Vice President and
875 Third Avenue, 22nd Fl.   President and           Assistant Vice President      Assistant Secretary, Schroders;
New York, NY 10022           Assistant Clerk         since 2001; Assistant Clerk   Assistant Vice President, Schroder
                                                     since 1998                    Fund Advisors Inc.; Assistant Vice
                                                                                   President and Assistant
                                                                                   Secretary/Clerk, Schroder Global
                                                                                   Series Trust and Schroder Capital
                                                                                   Funds (Delaware).
---------------------------- ----------------------- ----------------------------- ------------------------------------

                              CERTAIN AFFILIATIONS

The following table lists the positions held by the Trust's officers and any
Interested Trustees with affiliated persons or principal underwriters of the
Trust:

------------------------------------------------------- -----------------------------------------------------
                                                                        POSITIONS HELD WITH
                                                                       AFFILIATED PERSONS OR
                                                                       PRINCIPAL UNDERWRITERS
                         NAME                                               OF THE TRUST
------------------------------------------------------- -----------------------------------------------------

Peter L. Clark                                          Trustee and Chairman of the Trust and Schroder
                                                        Capital Funds (Delaware); Chief Executive Officer,
                                                        Schroders. Formerly, Managing Director and Head of
                                                        Emerging Markets, JP Morgan/JP Morgan Investment
                                                        Management; Vice President and Head of Proprietary
                                                        Trading, JP Morgan.
------------------------------------------------------- -----------------------------------------------------

                                      B-22

------------------------------------------------------- -----------------------------------------------------

Mark A. Hemenetz                                        President of the Trust; Director and Executive Vice
                                                        President, Schroders; Chairman and Director,
                                                        Schroder Fund Advisors Inc.
------------------------------------------------------- -----------------------------------------------------
Alan M. Mandel                                          First Vice President, Schroders; Chief Operating
                                                        Officer, Treasurer and Director, Schroder Fund
                                                        Advisors Inc.; Treasurer and Chief Financial
                                                        Officer, Schroder Global Series Trust, Schroder
                                                        Capital Funds (Delaware) and Schroder Series Trust.
------------------------------------------------------- -----------------------------------------------------
Barbara Brooke Manning                                  Senior Vice President, Director and Chief
                                                        Compliance Officer, Schroders and Schroder Fund
                                                        Advisors Inc.; Chief Compliance Officer, Schroder
                                                        Global Series Trust, Schroder Capital Funds
                                                        (Delaware) and Schroder Series Trust.
------------------------------------------------------- -----------------------------------------------------
Carin F. Muhlbaum                                       Senior Vice President and General Counsel,
                                                        Schroders; Senior Vice President, Secretary and
                                                        General Counsel, Schroder Fund Advisors Inc.; Vice
                                                        President and Secretary/Clerk, Schroder Global
                                                        Series Trust, Schroder Capital Funds (Delaware) and
                                                        Schroder Series Trust.
------------------------------------------------------- -----------------------------------------------------
Nicholas J. Rossi                                       Assistant Vice President and Assistant Secretary,
                                                        Schroders; Assistant Vice President, Schroder Fund
                                                        Advisors Inc.; Assistant Vice President and
                                                        Assistant Secretary/Clerk, Schroder Global Series
                                                        Trust, Schroder Capital Funds (Delaware) and
                                                        Schroder Series Trust.
------------------------------------------------------- -----------------------------------------------------

                       COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Board of Trustees has an Audit Committee composed of all of the Disinterested Trustees (Messrs. Dinkins, Guernsey, Howell, Knight, Means,
Michalis, Schwab and Vaughn). The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the
Fund and, among other things, considers the selection of independent public accountants for the Fund and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Fund, and considers other services provided by those accountants to the Fund and Schroders and its affiliates and the possible effect of those services on the independence of those accountants. The Audit Committee met twice during the fiscal year ended October 31, 2003.

Nominating Committee. All of the Disinterested Trustees (Messrs. Dinkins,
Guernsey, Howell, Knight, Means, Michalis, Schwab and Vaughn) serve as a
Nominating Committee of the Board responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the Committee's criteria. Nominee recommendations may be submitted to the Clerk of the Trust at the Trust's principal business address. The Nominating Committee did not meet during the fiscal year ended October 31, 2003.

                              SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Schroder family of investment companies, as of December 31, 2003.

                                      B-23

--------------------------- --------------------------------------- ----------------------- --------------------------
                                                                                              AGGREGATE DOLLAR RANGE
                                                                                                    OF EQUITY
                                                                                                SECURITIES IN ALL
                                                                                              REGISTERED INVESTMENT
                                                                    DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY
                                                                      SECURITIES IN THE       TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE                         FUND                            FUND             INVESTMENT COMPANIES*
--------------------------- --------------------------------------- ----------------------- --------------------------
                                                                           Ranges:                   Ranges:
                                                                           -------                   -------
                                                                          None                    None
                                                                          $1-$10,000              $1-$10,000
                                                                          $10,001-$50,000         $10,001-$50,000
                                                                          $50,001-$100,000        $50,001-$100,000
                                                                          Over $100,000           Over $100,000
--------------------------- --------------------------------------- ----------------------- --------------------------

Disinterested Trustees
--------------------------- --------------------------------------- ----------------------- --------------------------
David N. Dinkins                                                                                      None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
Peter E. Guernsey                                                                                     None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
John I. Howell                                                                                     $1-$10,000
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
Peter S. Knight                                                                                       None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
William L. Means                                                                                      None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
Clarence F. Michalis                                                                              Over $100,000
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
Hermann C. Schwab                                                                                     None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------
James D. Vaughn                                                                                       None
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------

--------------------------- --------------------------------------- ----------------------- --------------------------
Interested Trustees
--------------------------- --------------------------------------- ----------------------- --------------------------
Peter L. Clark                                                                                   $50,001-$100,000
--------------------------- --------------------------------------- ----------------------- --------------------------
                            ENHANCED INCOME FUND                             None
--------------------------- --------------------------------------- ----------------------- --------------------------

*For these purposes, the Trust, Schroder Capital Funds (Delaware), and Schroder
Global Series Trust are considered part of the same "Family of Investment
Companies."

For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2003:

---------------------- ------------------- ----------------- --------------- -------------- -----------------
                         NAME OF OWNERS
                       AND RELATIONSHIPS                        TITLE OF        VALUE OF       PERCENT OF
   NAME OF TRUSTEE         TO TRUSTEE          COMPANY           CLASS         SECURITIES         CLASS
---------------------- ------------------- ----------------- --------------- -------------- -----------------

David N. Dinkins              N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
Peter E. Guernsey             N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------

                                      B-24

---------------------- ------------------- ----------------- --------------- -------------- -----------------

John I. Howell                N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
Peter S. Knight               N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
William L. Means              N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
Clarence F. Michalis          N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
Hermann C. Schwab             N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------
James D. Vaughn               N/A                N/A              N/A             N/A             N/A
---------------------- ------------------- ----------------- --------------- -------------- -----------------

                                      B-25

                             TRUSTEES' COMPENSATION

Trustees who are not employees of Schroders or its affiliates receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an
Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.

The following table sets forth approximate information regarding compensation received by Trustees from the "Fund Complex" for the fiscal year ended October
31, 2003. (Interested Trustees who are employees of Schroders or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroders and its affiliates).

---------------------------------------- -------------------------------------- --------------------------------------
                                                       AGGREGATE
                                                     COMPENSATION                 TOTAL COMPENSATION FROM TRUST AND
            NAME OF TRUSTEE                           FROM TRUST                   FUND COMPLEX PAID TO TRUSTEES*
---------------------------------------- -------------------------------------- --------------------------------------

David N. Dinkins                                        $5,440                                 $18,000
---------------------------------------- -------------------------------------- --------------------------------------
Peter E. Guernsey                                       $5,600                                 $18,500
---------------------------------------- -------------------------------------- --------------------------------------
John I. Howell                                          $5,600                                 $18,500
---------------------------------------- -------------------------------------- --------------------------------------
Peter S. Knight                                         $5,600                                 $18,500
---------------------------------------- -------------------------------------- --------------------------------------
William L. Means                                        $5,600                                 $18,500
---------------------------------------- -------------------------------------- --------------------------------------
Clarence F. Michalis                                    $5,600                                 $18,000
---------------------------------------- -------------------------------------- --------------------------------------
Hermann C. Schwab                                       $5,600                                 $18,500
---------------------------------------- -------------------------------------- --------------------------------------
James D. Vaughn**                                         N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

* The Total Compensation shown in this column for each Trustee includes compensation for services as a Trustee of the Trust, Schroder Capital Funds
(Delaware) and Schroder Global Series Trust. The Trust, Schroder Capital Funds
(Delaware) and Schroder Global Series Trust are considered part of the same
"Fund Complex" for these purposes.

** Mr. Vaughn did not serve as a Trustee during the fiscal year ended October
31, 2003, and, therefore, received no compensation from the Trust or the Fund
Complex.

The Trust's Declaration of Trust provides that the Trust will indemnify its
Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the
Trust, except if it is determined in the manner specified in the Declaration of
Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODERS AND ITS AFFILIATES

Schroders serves as the investment adviser for the Fund. Schroders is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder
U.S. Holdings Inc. (or their predecessors) have been investment managers since
1927. Schroder U.S. Holdings Inc. is a wholly owned subsidiary of Schroder
International Holdings, which is a wholly owned subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the

                                      B-26

asset management business, and as of June 30, 2004, had under management assets of approximately $182 billion. Schroders' address is 875 Third Avenue, 22nd
Floor, New York, New York 10022.

Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroder Investment Management North America Inc.

PERFORMANCE INFORMATION OF CERTAIN OTHER ACCOUNTS MANAGED BY SCHRODERS

The following table sets forth historical performance information for the institutional investment accounts managed by Schroders that have investment objectives, policies, strategies, and investment restrictions that are substantially similar to those of the Schroder Enhanced Income Fund (the
"Schroders Composite"). The Schroders Composite includes both private investment accounts and pooled investment vehicles managed by Schroders that are not registered under the Investment Company Act and are offered principally outside the United States ("unregistered funds").

The composite data is provided to illustrate the past performance of Schroders in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Schroder Enhanced
Income Fund. The information shown below does not represent the Schroder
Enhanced Income Fund's performance, and should not be considered a prediction of the future performance of the Schroder Enhanced Income Fund or of Schroders. The
Schroder Enhanced Income Fund is recently organized and does not yet have performance information.

The Schroders Composite performance data shown below was calculated in accordance with recommended standards of the CFA Institute(1), retroactively applied to all time periods. The Schroders Composite includes all actual, fee-paying, discretionary, institutional private accounts, including unregistered funds, managed by Schroders that have investment objectives, policies, strategies, and risks substantially similar to those of the Schroder
Enhanced Income Fund, and that have a minimum account size of $2 million.

The Schroders Composite assumes the reinvestment of all earnings. No leverage has been used in the accounts included in the Schroders Composite.

A complete list and description of Schroders' composites and presentations are available upon request by contacting (800) 464-3108, or writing Schroders, at
875 Third Avenue, 22nd Floor, New York, New York 10022.

Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Composite combine the individual accounts'
returns by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of

--------
(1) CFA Institute is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii)
ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                                      B-27

each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. The results presented below have been calculated without deduction of investment advisory fees or other expenses of the accounts in the Schroders
Composite. Rather, the performance of such accounts has been restated by applying the Net Expenses of the Enhanced Income Fund shown in the Prospectuses
(0.40% per annum for Investor Shares; 0.65% per annum for Advisor Shares) to all periods. The Net Expenses for the Fund exceed the expenses for each of the accounts in the Schroders Composite (investment advisory fees for private accounts; total expense ratio for unregistered funds) for all periods shown except that some, though not all, share classes offered by unregistered funds to certain investors paid higher advisory fees and had higher expense ratios.

The institutional private accounts and unregistered funds are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Schroder Enhanced Income Fund by the Investment
Company Act or Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Schroder Enhanced Income Fund, if it had been in operation during the periods shown, would likely have differed to some extent from those of the institution and private accounts and the unregistered funds.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The table below shows the average annual total returns for the Schroders
Composite (in one column, restated to reflect deduction of Net Expenses for
Investor Shares of the Enhanced Income Fund; in the other, to reflect deduction of Net Expenses for Advisor Shares of the Enhanced Income Fund) and a
broad-based securities market index as of [September 30], 2004.

PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

------------------------------- ---------------------------- ---------------------------- ----------------------------
Year                                Schroders Composite          Schroders Composite
                                 (reflecting Net Expenses      (reflecting Net Expenses
                                 for Investor Shares of the    for Advisor Shares of the      3-month US$ LIBOR (2)
                                  Enhanced Income Fund) (1)    Enhanced Income Fund) (1)
------------------------------- ---------------------------- ---------------------------- ----------------------------

1999
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                      B-28

------------------------------- ---------------------------- ---------------------------- ----------------------------

2000
------------------------------- ---------------------------- ---------------------------- ----------------------------
2001
------------------------------- ---------------------------- ---------------------------- ----------------------------
2002
------------------------------- ---------------------------- ---------------------------- ----------------------------
2003
------------------------------- ---------------------------- ---------------------------- ----------------------------
1 year(3)
------------------------------- ---------------------------- ---------------------------- ----------------------------
5 years(3)
------------------------------- ---------------------------- ---------------------------- ----------------------------
[10 years (3)/ Since
Inception]
------------------------------- ---------------------------- ---------------------------- ----------------------------

(1) The "Since Inception" Date of the Schroders Composite is [ ]. However, not
all accounts included in the Schroders Composite have been included in the
Composite since its inception.

(2) Performance is compared to the 3-month LIBOR rate which is not managed and does not reflect the deduction of any fees or expenses.

(3) For periods ended [September 30], 2004.

MANAGEMENT CONTRACT

Management Contract. Under a Management Contract between the Trust, on behalf of the Fund, and Schroders, Schroders, at its expense, provides the Fund with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Fund.

Under the Management Contract, Schroders is required to continuously furnish the
Fund an investment program consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's
Declaration of Trust and By-laws, and of the Investment Company Act, and to the
Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish.
As compensation for services provided to the Fund pursuant to the Management
Contract, Schroders is entitled to receive from the Trust a fee, computed and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets.

Schroders makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroders pays the compensation and expenses of officers and executive employees of the Trust. Schroders also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work.
Schroders pays the Trust's office rent.

                                      B-29

Under the Management Contract, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses;
accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroders; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Management Contract provides that Schroders shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Management Contract may be terminated as to the Fund without penalty by vote of the Trustees, by the shareholders of the Fund, or by Schroders, on 60 days'
written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the Fund, and the Management
Contract provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually with respect to the Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroders. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

Trustees' Approval of Management Contract. In determining to approve the Fund's
Management Contract with Schroders, the Trustees met with the relevant investment advisory personnel and considered information provided by Schroders relating to the education, experience and number of investment professionals and other personnel providing services under the Management Contract. For more information on these personnel of Schroders responsible for the management of the Fund, see the Section entitled "Management of the Funds" in the Fund's
Prospectus. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees evaluated the level of skill required to manage the Fund. The Trustees also considered the business reputation of Schroders and its financial resources.

The Trustees received information concerning the investment processes to be applied by Schroders in managing the Fund, as disclosed in the Prospectus. In this connection, the Trustees considered the research capabilities of Schroders.

The Trustees considered the quality of the services to be provided by Schroders to the Fund. The Trustees evaluated the records of Schroders with respect to regulatory compliance and compliance with the investment policies of the Fund.
The Trustees also evaluated the procedures of Schroders designed to fulfill their fiduciary duties to the Fund with respect to possible conflicts of interest, including the Code of Ethics of Schroders (regulating the personal trading of its officers and employees), the procedures by

                                      B-30

which Schroders allocates trades among its various investment advisory clients and the record of Schroders in these matters.

The Trustees also gave substantial consideration to the fees payable under the
Management Contract. The Trustees reviewed information, including information supplied by third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also received information concerning the historical performance of other client accounts managed by Schroders utilizing these same investment processes and the fees paid by them to Schroders. The
Trustees evaluated the expected profitability of Schroders with respect to the
Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

Based on the foregoing, the Trustees concluded that the fees to be paid
Schroders under the Management Contract were fair and reasonable, given the scope and quality of the services rendered by Schroders.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administration and accounting agreement with SEI Investments Global Fund Services ("SEI"), under which SEI provides administrative services necessary for the operation of the
Fund, including recordkeeping, preparation of shareholder communications, assistance with regulatory compliance (such as reports to and filings with the
Securities and Exchange Commission and state securities commissions), preparation and filing of tax returns, preparation of the Trust's periodic financial reports, and certain other fund accounting services. Under the agreement with SEI, the Trust, together with all mutual funds managed by
Schroders, pays fees to SEI based on the combined average daily net assets of all of the funds in the Schroders complex, according to the following annual rates: 0.15% on the first $300 million of such assets, and 0.12% on such assets in excess of $300 million, subject to certain minimum charges. Each Fund pays its pro rata portion of such expenses. The agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon six (6) months'
written notice to SEI or by SEI upon six (6) months' written notice to the
Trust. The agreement is terminable by either party upon a material breach by the other party, provided that the terminating party has provided 45 days' notice of such material breach and the specified date of termination and the breaching party has not remedied the breach by the specified termination date.

DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc.
(the "Distributor"), 875 Third Avenue, 22nd Floor, New York, New York 10022,
serves as the distributor for the Trust's continually offered shares. The
Distributor pays all of its own expenses in performing its obligations under the
Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of the Fund. Please see "Schroders and its Affiliates" for
ownership information regarding the Distributor.

Distribution plan for Advisor Shares. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to compensate the Distributor in connection with the distribution of the Fund's shares. Under the Plan, the Fund may make payments at an annual rate up to 0.25%
of the average daily net assets attributable to its Advisor Shares. Because the fees are paid out of the Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of the Fund and may cost an investor more than paying other types of sales charges.

                                      B-31

The Distribution Plan is a compensation plan. The various costs and expenses that may be paid or reimbursed by amounts paid under the Distribution Plan include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor), or other financial organizations.

The Distribution Plan may not be amended to increase materially the amount of payments permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the Fund. Any other material amendment to a
Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the Investment Company Act) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution
Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. The Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the
Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

BROKERAGE ALLOCATION AND OTHER PRACTICES

ALLOCATION. Schroders may deem the purchase or sale of a security to be in the best interest of the Fund as well as other clients of Schroders. In such cases,
Schroders may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, such transactions will be allocated among the clients in a manner believed by Schroders to be fair and equitable and consistent with its fiduciary obligations to each client at an average price and commission.

OTHER PRACTICES. Schroders and its affiliates also manage private investment companies ("hedge funds") that are marketed to, among others, existing Schroders clients. These hedge funds may invest in the same securities as those invested in by the Fund. The hedge funds' trading methodologies are generally different than those of the Fund and usually include short selling and the aggressive use of leverage.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00
p.m., Eastern Time) on each day the Exchange is open for trading. For purposes of determining net asset value, certain options and futures contracts held by the Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange.

The Trustees have established procedures for the valuation of the Fund's securities, which are summarized below.

Equities listed or traded on a domestic or foreign stock exchange for which last sales information is regularly reported are valued at their last reported sale prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. (Where the securities are

                                      B-32

traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. In the case of securities traded primarily on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ
Official Closing Price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors.

Fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers. Below investment grade and emerging markets debt instruments ("high yield debt") will ordinarily be valued at prices supplied by the Fund's pricing services based on the mean of bid and asked prices supplied by brokers or dealers. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, a form of fair valuation, in accordance with procedures established by the Trustees, unless Schroders believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the
Trustees.

Options and futures contracts traded on a securities exchange or board of trade may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. Such options and futures contracts shall be valued at the last reported sale price or, in the absence of a sale, at the closing mid-market price (the average of the last reported bid and asked prices). Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price (the average of the most recently reported bid and asked prices).

Long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities.

If any securities held by the Fund are restricted as to resale, Schroders will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroders is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain officers at
Schroders) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New
York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the

                                      B-33

amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then the Pricing Committee will consider whether it is appropriate to value these securities at their fair value.

The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. The Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more funds or classes may be allocated in proportion to the net asset values of the respective funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific fund or class. The net asset value of the Fund's Advisor Shares will generally differ from that of its
Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.

TAXES

This discussion provides information generally about the U.S. federal income tax consequences of investing in the Fund, including, without limitation, consequences for taxable U.S. and non-U.S. shareholders.

TAXATION OF THE FUND. The Fund intends to qualify each year and elect to be taxed as a "regulated investment company" (a "RIC") under Subchapter M of the
United States Internal Revenue Code of 1986, as amended (the "Code").

As a RIC qualifying to have its tax liability determined under Subchapter M, the
Fund will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gain distributions.

In order to qualify as a RIC the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than the U.S. Government or other RICs) or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. The Fund intends to make such distributions.

                                      B-34

If the Fund does not qualify for taxation as a RIC for any taxable year, the
Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gains (if any), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior years (to the extent not previously subject to tax under subchapter M), the Fund will be subject to a 4% excise tax on the under-distributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October,
November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAXABLE DISTRIBUTIONS. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you owned your shares. Distributions of net capital gains from the sale of investments that the Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.
Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Long-term capital gain rains applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets - for taxable years beginning on or before December 31,
2008.

TRANSACTIONS IN FUND SHARES. Any gain resulting from a redemption, exchange
(including an exchange for shares of another fund) of shares in the Fund will generally be subject to federal income tax at either short-term or long-term capital gain rates, depending on how long a shareholder has owned his or her shares. Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

FOREIGN INVESTMENTS. With respect to investment income and gains received by the
Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at

                                      B-35

the source. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, the Fund's investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income or loss and may affect the timing or amount of the Fund's distributions, including in situations where such distributions may economically represent a return of a particular shareholder's investment. Investments, if any, in
"passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund."

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, forward or futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the
Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

BACKUP WITHHOLDING. The Fund is generally required to withhold a percentage of certain of your dividends and other distributions if you have not provided the
Fund with your correct taxpayer identification number (normally your Social
Security number), or if you are otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

TAX SHELTER REPORTING REGULATIONS. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal
Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is primarily a summary of certain federal income tax consequences of investing in the Fund, based on the law as of the date of this
SAI. The discussion does not address special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to the Fund. You should consult your tax advisor for more information about your

                                      B-36

own tax situation, including possible other federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PRINCIPAL HOLDERS OF SECURITIES

As of October 13, 2004, no person owned of record, or is known by the Trust to have owned beneficially, 5% or more of the outstanding shares of either class of the Fund.

As of October 13, 2004, the Trustees of the Trust and the officers of the Trust, as a group, owned none of the outstanding shares of either class of the Fund.

CUSTODIAN

J.P. Morgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the
custodian of the assets of the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the
Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts
02171, is the Trust's registrar, transfer agent and dividend disbursing agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, the Trust's independent registered public accountants, provide audit services, and tax return preparation services. Their address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia,
Pennsylvania 19103.

CODE OF ETHICS

The Trust, Schroders, and Schroder Fund Advisors Inc., the Trust's distributor, have each adopted a combined Code of Ethics pursuant to the requirements of Rule
17j-1 of the Investment Company Act. Subject to certain restrictions, the Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. The Code of
Ethics has been filed as an exhibit to the Trust's Registration Statement.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated authority and responsibility to vote any proxies relating to voting securities held by the Fund to Schroders, which intends to vote such proxies in accordance with its proxy voting policies and procedures. A copy of Schroders' proxy voting policies and procedures is attached as Appendix
B to this SAI.

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110-2624,
serves as counsel to the Trust.

                                      B-37

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's
Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

As the Fund has not commenced operations, financial statements for the Fund are unavailable.

                                      B-38

                                                                      APPENDIX A

                    FIXED INCOME AND COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" Fixed-income securities which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

"Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future.
Uncertainty of position characterizes bonds in this class.

"B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                      B-39

"C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B". The modifier "1"
indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3"
indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months.
The ratings apply to Municipal Commercial Paper as well as taxable Commercial
Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations.
Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES ("STANDARD & POOR'S")

FIXED-INCOME SECURITY RATINGS

A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                                      B-40

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

"BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

"B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

"CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

"CC" The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

"C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

"CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

"NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and
"C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

COMMERCIAL PAPER RATINGS

Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than
365 days. The commercial paper rating is not a

                                      B-41

recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation
"1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC. ("FITCH")

FIXED INCOME SECURITY RATINGS

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and
"AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                      B-42

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD"
represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the
"F-1+" and "F-1 " categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

FIXED INCOME SECURITIES

                                      B-43

Investment Grade

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

High Yield Grade

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.
Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured financings are also rated on this scale.

CERTIFICATES OF DEPOSIT RATINGS

Category 1: Top Grade

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.

Category 2: Good Grade

                                      B-44

Duff 2: Good certainty of timely payment. Liquidity factors and company
Fundamentals are sound. Although ongoing Funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Category 3: Satisfactory Grade

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

                                      B-45

                                                                      APPENDIX B

                  SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA
            POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS
           OF INTEREST IN CONNECTION WITH ITS PROXY VOTING OBLIGATIONS

This document sets forth SIM NA's policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of
1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically,
Rule 206(4)-6 requires that SIM NA:

o    Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

o    Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how SIM NA voted proxies.

Rule 30b1-4 requires that the Schroder US Mutual Funds (the "Funds"):

o    Disclose their proxy voting policies and procedures in their registration statements and

o    Annually, file with the SEC and make available to shareholders their actual proxy voting.

1.          Proxy Voting General Principles

o    SIM NA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIM NA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The
Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

                                      B-46

When making proxy-voting decisions, SIM NA generally adheres to the Global
Corporate Governance Policy (the "Policy"), as revised from time to time. The
Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the SIM NA Proxy Committee, sets forth SIM NA's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy
Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

SIM NA uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to SIM NA is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although SIM NA may consider ISS' and others' recommendations on proxy issues, SIM NA bears ultimate responsibility for proxy voting decisions.

SIM NA may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of SIM NA's clients and the interests of SIM NA and/or its employees.
SIM NA is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:

o    Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a business relationship with SIM NA;

o    SIM NA has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIM NA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The
Team will determine whether a proposal is material as follows:

o    Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

o    Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither SIM NA nor its personnel have a

                                      B-47

     conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIM NA will address matters involving such conflicts of interest as follows:

         A. if a proposal is addressed by the Policy, SIM NA will vote in accordance with such Policy;

         B. if SIM NA believes it is in the best interests of clients to depart from the Policy, SIM NA will be subject to the requirements of C or D below, as applicable;

         C. if the proxy proposal is (1) not addressed by the Policy or (2)
requires a case-by-case determination, SIM NA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIM NA's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

         D. if the proxy proposal is (1) not addressed by the Policy or (2)
requires a case-by-case determination, and SIM NA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then
SIM NA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIM NA; or (c)
obtain approval of the decision from the Chief Compliance Officer and the Chief
Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING

The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the
Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the
Chief Investment Officer.

SIM NA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written)
from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Fund must disclose its policies and procedures for voting proxies in their
Statement of Additional Information. In addition to the records required to be maintained by SIM NA, the following information will be made available to the
Fund or its agent to enable the Fund to file Form N-PX under Rule 30b1-4:

For each matter on which a fund is entitled to vote:

                                      B-48

o        Name of the issuer of the security;

o        Exchange ticker symbol;

o        CUSIP number, if available;

o        Shareholder meeting date;

o        Brief summary of the matter voted upon;

o        Source of the proposal, i.e., issuer or shareholder;

o        Whether the fund voted on the matter;

o        How the fund voted; and

o Whether the fund voted with or against management.

Further, the Fund is required to make available to shareholders the Fund's actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

July 30, 2003

                                      B-49

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Agreement and Declaration of Trust (see Note 1).

     (b)  Amended Bylaws of the Registrant are filed herewith.

     (c)  (i) Portions of Agreement and Declaration of Trust Relating to
          Shareholders' Rights (see Note 1).

          (ii) Portions of Bylaws Relating to Shareholders' Rights (see Note 1).

     (d)  (i) Form of Management Contract between the Trust, on behalf of
          Schroder Enhanced Income Fund, and Schroder Investment Management
          North America, Inc. is filed herewith.

     (e)  Distribution Agreement dated September 15, 1999 (see Note 3).

     (f)  Not applicable.

     (g)  (i) Global Custody Agreement between the Trust and The Chase Manhattan
          Bank dated as of November 5, 2001 ("Global Custody Agreement") (see
          Note 5).

          (ii) Form of Amendment to the Global Custody Agreement relating to
          Schroder Enhanced Income Fund is filed herewith.

     (h)  (i) Transfer Agent and Service Agreement (see Note 1).

          (ii) Form of Delegation Amendment to Transfer Agent and Service
          Agreement dated as of July 24, 2002 (see Note 6).

          (iii) Form Amendment to Transfer Agent and Service Agreement relating to Schroder Enhanced Income Fund is filed herewith.

          (iv) Form of Letter Agreement Amendment to Transfer Agent and Service
          Agreement relating to Schroder Enhanced Income Fund is filed herewith.

          (v) Administration and Accounting Agreement among the Trust, Schroder
          Fund Advisors Inc. and SEI Investments Global Fund Services dated as of October 8, 2001 ("SEI Administration Agreement") (see Note 5).

          (vi) Form of Amendment No. 2 to the SEI Administration Agreement
          relating to Schroder Enhanced Income Fund is filed herewith.

          (vii) Form of Shareholder Service Agreement for Advisor Shares (see
          Note 2).

          (viii) Form of Shareholder Servicing Plan for Advisor Shares (see
          Note 2).

          (ix) Form of Expense Limitation Agreement between Schroder Investment
          Management North America Inc. and the Trust relating to the Schroder
          Enhanced Income Fund is filed herewith.

     (i)  (i) Opinion of Ropes & Gray (see Note 3).

          (ii) Opinion of Ropes & Gray LLP relating to Schroder Enhanced Income
          Fund is filed herewith.

     (j)  Not applicable.

     (k)  Not applicable.

     (l)  Initial Capital Agreement (see Note 1).

     (m)  Form of Distribution Plan and Agreement for Advisor Shares is filed herewith.

     (n)  Form of Amended and Restated Multiclass (Rule 18f-3) Plan is filed herewith.

     (o)  Reserved.

     (p)  Code of Ethics for Schroder Series Trust, Schroder Investment
          Management North America Inc., and Schroder Fund Advisors Inc. (see
          Note 5).

     (q)  (i) Power of Attorney for David A. Dinkins, John I. Howell, Peter S.
          Knight, Alan M. Mandel, Catherine A. Mazza, William L. Means, Clarence
          F. Michalis, and Hermann C. Schwab (see Note 4).

          (ii) Power of Attorney for Peter E. Guernsey (see Note 3).

          (iii) Power of Attorney for Peter L. Clark (see Note 7).

          (iv) Power of Attorney for James D. Vaughn (see Note 8).

Notes:

1.   Exhibit incorporated by reference to Post-Effective Amendment No. 11 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on February 25,
     1999, accession number 0000950135-97-000990.

2.   Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on April 14,
     1997, accession number 0000950135-97-012780.

3.   Exhibit incorporated by reference to Post-Effective Amendment No. 12 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on February 29,
     2000, accession number 0000912057-009075.

                                       -2-

4.   Exhibit incorporated by reference to Post-Effective Amendment No. 14 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
     2001, accession number 0000912057-01-006924.

5.   Exhibit incorporated by reference to Post-Effective Amendment No. 15 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on January 29,
     2002, accession number 0000950136-02-000240.

6.   Exhibit incorporated by reference to Post-Effective Amendment No. 16 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on February 28,
     2003, accession number 0000950136-03-000458.

7.   Exhibit incorporated by reference to Post-Effective Amendment No. 17 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on October 17,
     2003, accession number 0000950136-03-002563.

8.   Exhibit incorporated by reference to Post-Effective Amendment No. 19 to the
     Trust's Registration Statement on Form N-1A filed via EDGAR on February 27,
     2004, accession number 0000950136-04-000603.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

None.

ITEM 24. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers
(including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered
Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b)
to be liable to the Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross

                                       -3-

negligence or reckless disregard of the duties involved in the conduct of such
Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the
Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such
Covered Person will be found entitled to indemnification under this Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered
Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter)
upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the
Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this
Section shall not prevent the recovery, from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such
Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

                                       -4-

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.
Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                          -----------------------------

Article 12 of the Registrant's Amended Bylaws provides as follows:

Section 12.1 The conduct of a Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a
Trustee is an "audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that
Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification. Any determination of whether a
Trustee has complied with any applicable standard of care, including without limitation any standard of care set out in any constituent document of the
Trust, and any determination of whether a Trustee shall be entitled to indemnification pursuant to any provision of the Declaration of Trust or these
Bylaws, shall be made in light of and based upon the provisions of this paragraph, and any person serving as Trustee, whether at the date of adoption of this paragraph as a Bylaw or thereafter, shall be presumed conclusively to have done so in reliance on this paragraph. No amendment or removal of this paragraph shall be effective in respect of any period prior to such amendment or removal.

                          -----------------------------

Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the
Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the
Securities Act of 1933 may be permitted to Trustees and officers of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such

                                       -5-

liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The directors and officers of the Registrant's investment adviser, Schroder
Investment Management North America Inc. ("SIM N.A."), have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Christopher Garland, Senior Vice President of SIM N.A., formerly
Program/Project Manager at Pragmatech, prior to that Project Manager at Witness
Systems and prior to that Managing Member of Care Carolina LLC; Daniel Scholl,
Senior Vice President of SIM N.A. and Portfolio Manager, formerly Director and
Portfolio Manager (US Fixed Income) at Morgan Grenfell/Deutsche Asset
Management; Richard Watt, Executive Vice President, SIM N.A., formerly Managing
Director - Head of Merging Markets Client Services at Credit Suisse Asset
Management; Mark Hemenetz, Executive Vice President and Director of SIM N.A.,
formerly Division Head - Fixed Income Management at the Bank of New York; Paul
Easterbrook, Senior Vice President of SIM N.A., who as formerly Senior Vice
President at Hansberger Global Investors; Jenny B. Jones, Executive Vice
President of SIM N.A., who was formerly an Executive Director and Portfolio
Manager at Morgan Stanley Investment Advisors, Inc.; David Baldt, Executive Vice
President of SIM.N.A., who was formerly Managing Director and Chief Investment
Officer of U.S. active fixed income at Deutsche Asset Management; and James
Foster, Director and Executive Vice President of SIM N.A., who was formerly senior Vice President at Mellon Institutional Asset Management.

The address of SIM N.A. and Schroder Fund Advisors Inc. is 875 Third Avenue,
22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of
SIM N.A. are as follows: Schroder Investment Management North America Limited,
Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V
7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder
Investment Management (UK) Limited, Schroder Investment Management (Europe),
Korea Schroder Fund Management Limited and Schroder Personal Investment
Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom.
Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC
Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia)
Limited is located at 225 George Place, Sydney, Australia. PT Schroder
Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta,
12820. Schroders (C.I.) Limited is located at St. Peter Port,

                                       -6-

Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at
Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.

ITEM 26. PRINCIPAL UNDERWRITERS

     (a)  Schroder Fund Advisors Inc. currently acts as the principal underwriter for each Fund of Registrant and each series of Schroder
          Capital Funds (Delaware) and Schroder Global Series Trust.

     (b)  The directors and officers of the Registrant's principal underwriter are as follows:

Name and Principal       Position and Office with       Position and Office with
 Business Address*              Underwriter                     the Trust
--------------------------------------------------------------------------------
Catherine A. Mazza      President and Director          None

Mark A. Hemenetz        Chairman and Director           President

Barbara Brooke Manning  Senior Vice President, Chief    Chief Compliance Officer
                        Compliance Officer and
                        Director

James Foster            Director and Executive Vice     None
                        President

Alan M. Mandel          Director, Treasurer, Chief      Treasurer, Principal
                        Operating Officer               Financial and
                                                        Accounting Officer

Mark J. Smith           Senior Vice President and       None
                        Director

Carin F. Muhlbaum       General Counsel, Senior Vice    Vice President and
                        President and Secretary         Clerk

Nicholas J. Rossi       Assistant Vice President        Assistant Vice President
                                                        and Assistant Clerk

Brendan Dunphy          Assistant Vice President        None

Evett Lawrence          Associate                       None

                                       -7-

*The principal business address of each individual listed above is 875 Third
Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith, whose business addresses are 31 Gresham St., London EC2V 7QA, United Kingdom.

     (c)  Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the Rules promulgated thereunder are Registrant's Clerk, Carin F. Muhlbaum;
Registrant's investment adviser, Schroder Investment Management North America
Inc.; Registrant's custodian, J.P. Morgan Chase Bank; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the clerk and investment adviser is 875 Third Avenue, 22nd Floor, New York, New York
10022. The address of the custodian is 270 Park Avenue, New York, New York
10017. The address of the transfer agent and registrar is Two Heritage Drive,
Quincy, Massachusetts 02171.

ITEM 28. MANAGEMENT SERVICES

None.

ITEM 29. UNDERTAKINGS

     (a)  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b)  The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist, in communications with other shareholders as required by Section 16(c)
          of the Investment Company Act of 1940.

NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on
file with the Secretary of State of The Commonwealth of Massachusetts, and
notice is hereby given that this instrument is executed on behalf of the
Registrant by an officer of the Registrant, as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                       -8-

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 13th day of October, 2004.

SCHRODER SERIES TRUST

By: /s/ Mark A. Hemenetz
    ------------------------
Name:  Mark A. Hemenetz
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 13, 2004.

Principal Executive Officer

By: /s/ Mark A. Hemenetz
    ------------------------
Name:  Mark A. Hemenetz
Title: President and Chief Executive Officer

Principal Financial and Accounting Officer

By: /s/ Alan M. Mandel
    ------------------------
Name:  Alan M. Mandel
Title: Treasurer, Principal Financial Officer and Principal Accounting Officer

*Peter L. Clark, Trustee
*David N. Dinkins, Trustee
*Peter E. Guernsey, Trustee
*John I. Howell, Trustee
*Peter S. Knight, Trustee
*William L. Means, Trustee
*Clarence F. Michalis, Trustee
*Hermann C. Schwab, Trustee
*James D. Vaughn, Trustee

By: /s/ Alan M. Mandel
    ------------------------
Alan M. Mandel  Attorney-in-Fact*

* Pursuant to powers of attorney previously filed as exhibits to this
Registration Statement.

                                       -9-

EXHIBIT INDEX

(b) Amended Bylaws of the Trust.

(d) (iii) Form of Amended and Restated Management Contract between the Trust, on behalf of Schroder Enhanced Income Fund, and Schroder Investment Management
North America, Inc.

(g)(ii) Form of Amendment to the Global Custody Agreement relating to Schroder
Enhanced Income Fund.

(h) (iii) Form of Amendment to Transfer Agent and Service Agreement relating to
Schroder Enhanced Income Fund.

(h)(v) Form of Amendment No. 2 to the SEI Administration Agreement relating to
Schroder Enhanced Income Fund.

(h)(viii) Form of Expense Limitation Agreement relating to Schroder Enhanced
Income Fund.

(i)(ii) Opinion of Ropes & Gray LLP relating to Schroder Enhanced Income Fund.

(m) Form of Distribution Plan and Agreement for Advisor Shares.

(n) Form of Amended and Restated Multiclass (Rule 18f-3) Plan.

                                      -10-